Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	111 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jan. 05, 2016
C000162386 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Ultrashort Fund (Institutional Class) – including sales charge
Account Value	$ 12,211.85	$ 12,211.85	$ 12,211.85	$ 11,618.78	$ 11,025.5	$ 10,789.25	$ 10,831.61	$ 10,459.56	$ 10,479.83	$ 10,215.48	$ 10,112.25	$ 10,037.65	$ 10,000
Average Annual Return, Percent	5.11%	3.14%	2.19%
C000162386 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Ultrashort Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.11%	3.14%	2.19%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,674	$ 11,674	$ 11,674	11,131	10,945	11,495	11,993	11,908	10,931	10,463	10,338	10,293	10,000
Average Annual Return, Percent	4.88%	(0.40%)	1.52%
ICE BofA US 6 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 12,184	$ 12,184	$ 12,184	$ 11,590	$ 11,015	$ 10,735	$ 10,740	$ 10,724	$ 10,426	$ 10,195	$ 10,080	$ 10,022	$ 10,000
Average Annual Return, Percent	5.12%	2.59%	2.16% [1]

[1]	Benchmark lifetime returns are as of the month end prior to the Fund's inception date.